Impairment of non-current assets - Investments in joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment of non-current assets
Investment in associates and joint ventures	$ (7,987)	$ (2,092)	$ (83,644)
Equion Energa Limited
Impairment of non-current assets
Investment in associates and joint ventures	$ (7,987)	$ (2,092)	$ (83,644)